AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 17, 2001

                                                       REGISTRATION NO. 33-50245
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 7
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--49
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         388 GREENWICH
      INCORPORATED                                       STREET--23RD FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10013
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

  PRUDENTIAL SECURITIES    PAINEWEBBER INCORPORATED   DEAN WITTER REYNOLDS INC.
      INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
   ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013
   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA        NORA M. JORDAN, ESQ.     DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292        450 LEXINGTON AVENUE          TWO WORLD TRADE
                              NEW YORK, NY 10017         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2001.

Check box if it is proposed that this filing will become effective on January 26, 2001 pursuant to paragraph (b) of Rule 485. /X/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--49
                           (A UNIT INVESTMENT TRUST)

                           - FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated January 26, 2001.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF OCTOBER 31, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
Florida Insured Portfolio--
  Risk/Return Summary.............................    3
Michigan Insured Portfolio--
  Risk/Return Summary.............................    6
New Jersey Insured Portfolio--
  Risk/Return Summary.............................    9
New York Insured Portfolio--
  Risk/Return Summary.............................   12
Pennsylvania Insured Portfolio--
  Risk/Return Summary.............................   15
What You Can Expect From Your Investment..........   20
  Monthly Income..................................   20
  Return Figures..................................   20
  Records and Reports.............................   20
The Risks You Face................................   21
  Interest Rate Risk..............................   21
  Call Risk.......................................   21
  Reduced Diversification Risk....................   21
  Liquidity Risk..................................   21
  Concentration Risk..............................   21
  State Concentration Risk........................   22
  Bond Quality Risk...............................   25
  Insurance Related Risk..........................   25
  Litigation and Legislation Risks................   25
Selling or Exchanging Units.......................   26
  Sponsors' Secondary Market......................   26
  Selling Units to the Trustee....................   26
  Exchange Option.................................   27
How The Fund Works................................   27
  Pricing.........................................   27
  Evaluations.....................................   27
  Income..........................................   27
  Expenses........................................   27
  Portfolio Changes...............................   28
  Fund Termination................................   28
  Certificates....................................   29
  Trust Indenture.................................   29
  Legal Opinion...................................   30
  Auditors........................................   30
  Sponsors........................................   30
  Trustee.........................................   30
  Underwriters' and Sponsors' Profits.............   30
  Public Distribution.............................   31
  Code of Ethics..................................   31
Taxes.............................................   31
Supplemental Information..........................   33
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,375,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                28%
/ /Hospitals/Health Care                                  18%
/ /Municipal Water/Sewer Utilities                        12%
/ /Special Tax                                            21%
/ /Municipal Electric Utilities                           21%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in airport/port/highway bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.22
Annual Income per unit:                             $50.70
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.28
Other Operating Expenses                             $0.65
                                                     -----
TOTAL                                                $2.13

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE             NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR       5 YEARS
-------------------------------------------------------------
High               6.93%   5.09%          7.48%         6.17%
Average            3.67    4.29           5.84          5.36
Low                2.22    2.70           3.48          3.53
-------------------------------------------------------------
Average
Sales fee          2.07%   5.15%
-------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,000.42
(as of October 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,085,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                     39%
/ /Hospitals/Health Care                                  29%
/ /Refunded Bonds                                         12%
/ /Special Tax Issues                                      4%
/ /Municipal Electric Utilities                           16%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in hospital/health care and general obligation bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MICHIGAN SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MICHIGAN WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.29
Annual Income per unit:                             $51.50
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.24
Other Operating Expenses                             $0.47
                                                     -----
TOTAL                                                $1.91

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR MICHIGAN PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Michigan Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               4.79%   4.99%          7.61%   6.17%
Average            3.42    4.41           5.58    5.48
Low                2.52    3.15           3.58    4.03
--------------------------------------------------------
Average
Sales fee          2.12%   5.31%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $998.78
(as of October 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,670,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                19%
/ /General Obligation                                      3%
/ /Hospitals/Health Care                                  22%
/ /Housing                                                 7%
/ /Municipal Water/Sewer Utilities                        49%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in municipal water/sewer utility bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $3.52
Annual Income per unit:                             $42.34
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.61
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.46
Evaluator's Fee                                      $0.21
Other Operating Expenses                             $0.64
                                                     -----
TOTAL                                                $1.92

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               5.94%   5.03%          7.71%   6.21%
Average            3.37    4.28           5.56    5.39
Low                2.03    2.57           3.85    3.36
--------------------------------------------------------
Average
Sales fee          2.14%   5.51%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $855.98
(as of October 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $5,000,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                40%
/ /Lease Rental                                           32%
/ /Municipal Water/Sewer Utilities                        16%
/ /Refunded Bonds                                         12%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in airport/port/highway and lease rental bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.29
Annual Income per unit:                             $51.55
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.13
Other Operating Expenses                             $0.38
                                                     -----
TOTAL                                                $1.71

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               8.33%   5.29%     6.70%          8.34%   6.44%     7.30%
Average            3.74    4.24      6.10           5.92    5.27      6.69
Low               -6.58    2.49      5.67          -6.21    3.29      6.26
----------------------------------------------------------------------------
Average
Sales fee          1.99%   5.05%     5.77%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,017.83
(as of October 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds
   with an aggregate face amount of $        .

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
       % of the bonds are currently callable.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                17%
/ /General Obligation                                     10%
/ /Lease Rental                                           25%
/ /Municipal Water/Sewer Utilities                        41%
/ /Refunded Bonds                                          7%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in lease rental and municipal water/sewer utility bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF PENNSYLVANIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO PENNSYLVANI WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.23
Annual Income per unit:                             $5.77
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.24
Other Operating Expenses                             $0.56
                                                     -----
TOTAL                                                $1.99

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Pennsylvania Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               6.42%   5.02%     6.27%          7.61%   6.20%     6.86%
Average            3.24    4.28      6.11           5.41    5.35      6.70
Low                0.28    2.99      5.91           3.64    3.65      6.50
----------------------------------------------------------------------------
Average
Sales fee          2.03%   5.18%     5.82%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $991.03
(as of October 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                      EFFECTIVE
       TAXABLE INCOME 2000*            TAX RATE                     TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN          %            3%       3.5%       4%       4.5%        5%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850         15.00      3.53      4.12      4.71       5.29       5.88
$ 26,251- 63,550  $ 43,851-105,950         28.00      4.17      4.86      5.56       6.25       6.94
$ 63,551-132,600  $105,951-161,450         31.00      4.35      5.07      5.80       6.52       7.25
$132,601-288,350  $161,451-288,350         36.00      4.69      5.47      6.25       7.03       7.81
   OVER $288,350     OVER $288,350         39.60      4.97      5.79      6.62       7.45       8.28


       TAXABLE I              TAX-FREE YIELD OF
SINGLE RETURN       5.5%        6%        6.5%        7%
                     IS EQUIVALENT TO A TAXABLE YIELD OF
----------------  ------------------------------------------
$      0- 26,250     6.47       7.06       7.65       8.24
$ 26,251- 63,550     7.64       8.33       9.03       9.72
$ 63,551-132,600     7.97       8.70       9.42      10.14
$132,601-288,350     8.59       9.38      10.16      10.94
   OVER $288,350     9.11       9.93      10.76      11.59

                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                                       IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     18.66   3.69   4.30   4.92    5.53    6.15    6.76    7.38    7.99    8.61    9.22    9.83
$ 26,251- 63,550  $ 43,851-105,950     31.10   4.35   5.08   5.81    6.53    7.26    7.98    8.71    9.43   10.16   10.88   11.61
$ 63,551-132,600  $105,951-161,450     33.97   4.54   5.30   6.06    6.81    7.57    8.33    9.09    9.84   10.60   11.36   12.12
$132,601-288,350  $161,451-288,350     38.75   4.90   5.71   6.53    7.35    8.16    8.98    9.80   10.61   11.43   12.25   13.06
   OVER $288,350     OVER $288,350     42.20   5.19   6.06   6.92    7.79    8.65    9.52   10.38   11.25   12.11   12.98   13.84

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     16.49   4.79   5.39   5.99    6.59    7.18    7.78    8.38    8.98    9.58
$ 26,251- 63,550  $ 43,851-105,950     31.98   5.88   6.62   7.35    8.09    8.82    9.56   10.29   11.03   11.76
$ 63,551-132,600  $105,951-161,450     35.40   6.19   6.97   7.74    8.51    9.29   10.06   10.84   11.61   12.38
$132,601-288,350  $161,451-288,350     40.08   6.68   7.51   8.34    9.18   10.01   10.85   11.68   12.52   13.35
   OVER $288,350     OVER $288,350     43.45   7.07   7.96   8.84    9.73   10.61   11.49   12.38   13.26   14.15

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     23.94   5.26   5.92   6.57    7.23    7.89    8.55    9.20    9.86   10.52
$ 26,251- 63,550  $ 43,851-105,950     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 26,251- 63,550  $ 43,851-105,950     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$ 63,551-132,600  $105,951-161,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$132,601-288,350  $161,451-288,350     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $288,350     OVER $288,350     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 26,251- 63,550  $ 43,851-105,950     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 63,551-132,600  $105,951-161,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$132,601-288,350  $161,451-288,350     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $288,350     OVER $288,350     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                                       IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     17.38   3.63   4.24   4.84    5.45    6.05    6.66    7.26    7.87    8.47    9.08    9.68
$ 26,251- 63,550  $ 43,851-109,950     30.02   4.29   5.00   5.72    6.43    7.14    7.86    8.57    9.29   10.00   10.72   11.43
$ 63,551-132,600  $105,951-161,450     32.93   4.47   5.22   5.96    6.71    7.46    8.20    8.95    9.69   10.44   11.18   11.93
$132,601-288,350  $161,451-288,350     37.79   4.82   5.63   6.43    7.23    8.04    8.84    9.65   10.45   11.25   12.06   12.86
   OVER $288,350     OVER $288,350     41.29   5.11   5.96   6.81    7.66    8.52    9.37   10.22   11.07   11.92   12.77   13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Pennsylvania and New Jersey Portfolios' concentrations in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:

  - increases in operating and construction costs; and

  - unpredicability of future usage requirements.

Here is what you should know about the Michigan Portfolio's concentration in general obligation bonds.

  - general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
  - but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
  - an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the New York and Florida Portfolios' concentrations in airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:

  - user fees from ports and airports;
  - tolls on turnpikes and bridges;
  - rents from buildings; and
  - additional financial resources including

    -- federal and state subsidies,
    -- lease rentals paid by state or local governments, or -- the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:

  - increased competition;
  - excess capacity; and
  - increased fuel costs.

Here is what you should know about the Pennsylvania and New York Portfolios' concentrations in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:

  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

  - any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;
  - because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, especially consolidation, plant closings and labor disputes;

  - while in the past the state's unemployment rate was higher than the national average, for several years it has been below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

  - the state sales tax rate was raised;
  - the income tax rate was lowered;
  - an annual cap was imposed on property tax assessment increases; and
  - property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;
  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and
  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and
  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and
  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.
  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have led to increased spending.

  - in recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.
  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.
  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA') which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1999, approximately $1.0 billion in PICA Special Revenue Bonds were outstanding.
  - Pennsylvania's general obligation bonds are currently rated Aa3 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa2 by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and

  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and

  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax-exempt to the extent that income is earned on bonds that are tax-exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of units by you to the extent either the bonds or units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
          (FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK
          AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS


          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund, Multistate Series - 49 (Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset
          Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 49 (Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of October 31, 2000 and the related statements of operations and of changes in net assets for the years ended October 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October 31, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 49 (Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds at October 31, 2000 and the results of their operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          December 14, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (FLORIDA TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,325,163)(Note 1) .........                                                 $ 2,314,346
       Accrued interest................................                                                      32,676
                                                                                                        -----------
         Total trust property .........................                                                   2,347,022


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     4,607
       Principal advance from Trustee .................                                      1,584
       Accrued Sponsors' fees .........................                                      1,046            7,237
                                                                                       -----------      -----------


     NET ASSETS, REPRESENTED BY:
       2,382 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,312,762

       Undistributed net investment income ............                                     27,023      $ 2,339,785
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,339,785 / 2,382 units)............                                                 $    982.28
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (FLORIDA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   132,474      $   147,720       $   158,540
       Trustee's fees and expenses ............         (3,935)          (3,959)           (4,315)
       Sponsors' fees .........................         (1,274)          (1,179)           (1,125)
                                                   ----------------------------------------------
       Net investment income ..................        127,265          142,582           153,100
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........        (22,954)           6,316
       Unrealized appreciation (depreciation)
         of investments .......................        142,858         (277,821)          109,788
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        119,904         (271,505)          109,788
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   247,169      $  (128,923)      $   262,888
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (FLORIDA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   127,265      $   142,582       $   153,100
       Realized gain (loss) on
         securities sold or redeemed ..........        (22,954)           6,316
       Unrealized appreciation (depreciation)
         of investments .......................        142,858         (277,821)          109,788
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        247,169         (128,923)          262,888
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (127,697)        (143,265)         (153,069)
       Principal ..............................         (9,054)          (3,795)
                                                   ----------------------------------------------
       Total distributions ....................       (136,751)        (147,060)         (153,069)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (3,484)          (2,270)
       Redemption amounts - principal .........       (314,813)        (252,974)
                                                   ----------------------------------------------
       Total share transactions ...............       (318,297)        (255,244)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (207,879)        (531,227)          109,819

     NET ASSETS AT BEGINNING OF YEAR ..........      2,547,664        3,078,891         2,969,072
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,339,785      $ 2,547,664       $ 3,078,891
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     50.78      $     51.20       $     51.40
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.32      $      1.32
                                                   ===================================
       Net asset value at end of
         year .................................    $    982.28      $    934.24       $  1,033.88
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            345              251
       Outstanding at end of year .............          2,382            2,727             2,978
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (FLORIDA TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,382 units at Date of Deposit .....................                                  $ 2,455,089
          Less sales charge ..........................................                                      110,478
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,344,611
          Redemptions of units - net cost of 868 units redeemed
            less redemption amounts (principal).......................                                       32,001
          Realized loss on securities sold or redeemed ...............                                      (24,877)
          Principal distributions ....................................                                      (28,156)
          Net unrealized depreciation of investments..................                                      (10,817)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,312,762
                                                                                                         ===========

    4.    INCOME TAXES

          As of October 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $10,817, of which $7,326 related to appreciated securities and $18,143 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,325,163 at October 31, 2000.


                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (FLORIDA TRUST)(INSURED), DEFINED ASSET FUNDS


     PORTFOLIO
     As of October 31, 2000

                                              Rating of                                           Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Dade Cnty., FL, Pub. Fac. Rev. Bonds      AAA      $   425,000    5.250  %     2023         06/01/03   $   412,560 $   403,440
     (Jackson Mem. Hosp.), Ser. 1993                                                             @ 102.000
     (MBIA Ins.)

  2  Florida Mun. Pwr. Agency, St. Lucie       AAA          500,000    5.250        2021         10/01/02       485,715     484,555
     Proj. Rfdg. Rev. Bonds, Ser. 1992                                                           @ 102.000
     (Financial Guaranty Ins.)

  3  Hillsborough Cnty. Aviation Auth., FL,    AAA           55,000    5.600        2019         10/01/03        55,713      55,255
     Tampa lnternational Airport. Rev. Rfdg.                                                     @ 102.000
     Bonds, Ser. 1993 B
     (Financial Guaranty Ins.)

  4  Orange Cnty., FL, Sales Tax Rev. Bonds,   AAA          500,000    5.375        2024         01/01/03       494,435     487,355
     Ser. 1993 B (Financial Guaranty Ins.)                                                       @ 102.000

  5  South Florida Wtr. Management Dist.,      AAA          290,000    5.250        2015         10/01/03       284,435     290,110
     Spec. Oblig. Land Acquisition Rfdg.                                                         @ 102.000
     Bonds Ser. 1993 (AMBAC Ins.)

  6  State of Florida, Orlando-Orange Cnty.    AAA          145,000    5.500        2018         07/01/03       145,608     145,283
     Expwy. Auth., Sr. Lien Rev. Rfdg.                                                           @ 102.000
     Bonds,  Ser. of 1993
     (Financial Guaranty Ins.)

  7  State of Florida, Orlando-Orange Cnty.    AAA          460,000    5.250        2022         07/01/03       446,697     448,348
     Turnpike Rev. Rfdg. Binds, Ser. 1993 A                                                      @ 101.000
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,375,000                                         $ 2,325,163 $ 2,314,346
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (MICHIGAN TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,029,518)(Note 1) .........                                                 $ 3,010,879
       Accrued interest................................                                                      58,688
       Cash - principal ...............................                                                          14
                                                                                                        -----------
         Total trust property .........................                                                   3,069,581


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    20,579
       Accrued Sponsors' fees .........................                                      1,272           21,851
                                                                                       -----------      -----------


     NET ASSETS, REPRESENTED BY:
       3,099 units of fractional undivided
          interest outstanding (Note 3) ...............                                  3,010,893

       Undistributed net investment income ............                                     36,837      $ 3,047,730
                                                                                       -----------      ===========

     UNIT VALUE ($ 3,047,730 / 3,099 units)............                                                 $    983.46
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (MICHIGAN TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   165,551      $   168,167       $   174,377
       Trustee's fees and expenses ............         (4,388)          (4,236)           (4,542)
       Sponsors' fees .........................         (1,741)            (970)           (1,217)
                                                   ----------------------------------------------
       Net investment income ..................        159,422          162,961           168,618
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                           6,783
       Unrealized appreciation (depreciation)
         of investments .......................        165,005         (327,289)          122,700
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        165,005         (320,506)          122,700
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   324,427      $  (157,545)      $   291,318
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (MICHIGAN TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   159,422      $   162,961       $   168,618
       Realized gain on
         securities sold or redeemed ..........                           6,783
       Unrealized appreciation (depreciation)
         of investments .......................        165,005         (327,289)          122,700
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        324,427         (157,545)          291,318
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (159,599)        (162,896)         (168,578)
       Principal ..............................        (12,706)
                                                   ----------------------------------------------
       Total distributions ....................       (172,305)        (162,896)         (168,578)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (1,604)
       Redemption amounts - principal .........                        (154,088)
                                                   ----------------------------------------------
       Total share transactions ...............                        (155,692)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....        152,122         (476,133)          122,740

     NET ASSETS AT BEGINNING OF YEAR ..........      2,895,608        3,371,741         3,249,001
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 3,047,730      $ 2,895,608       $ 3,371,741
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     51.50      $     51.76       $     51.87
                                                   ==============================================
       Principal distributions during
         year .................................    $      4.10
                                                   =================
       Net asset value at end of
         year .................................    $    983.46      $    934.37       $  1,037.46
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................                             151
       Outstanding at end of year .............          3,099            3,099             3,250
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (MICHIGAN TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 3,099 units at Date of Deposit .....................                                  $ 3,184,656
          Less sales charge ..........................................                                      143,304
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    3,041,352
          Redemptions of units - net cost of 151 units redeemed
            less redemption amounts (principal).......................                                       (5,897)
          Realized gain on securities sold or redeemed ...............                                        6,783
          Principal distributions ....................................                                      (12,706)
          Net unrealized depreciation of investments..................                                      (18,639)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 3,010,893
                                                                                                         ===========

    4.    INCOME TAXES

          As of October 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $18,639, of which $10,549 related to appreciated securities and $29,188 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,029,518 at October 31, 2000.


                                     D - 10.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (MICHIGAN TRUST)(INSURED), DEFINED ASSET FUNDS


     PORTFOLIO
     As of October 31, 2000

                                              Rating of                                           Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Brighton Area Schools, Cnty. of           AAA      $   250,000    5.250  %     2020         05/01/03   $   241,333 $   240,558
     Livingston, MI, 1993 Rfdg. Bonds,                                                           @ 101.500
     Ser. I (G.O. -Unlimited Tax) (FSA Ins.)

  2  Caldonia Comm. Schools, Counties of       AAA          435,000    5.500        2022         05/01/03       436,836     429,602
     Kent, Allegan and Barry, MI, 1993 Rfdg.                                                     @ 102.000
     Bonds (G.O. Unlimited Tax) (AMBAC Ins.)


  3  Cnty. of Jackson, MI, Hosp. Fin. Auth.,   AAA          500,000    5.250        2023         06/01/03       478,300     467,145
     Hosp. Rev. Rfdg. Bonds (W.A. Foote                                                          @ 102.000
     Mem. Hosp.), Ser. 1993 A
     (Financial Guaranty Ins.)

  4  Livonia Pub. Schools, Cnty. of Wayne,     AAA          500,000    5.500        2021         05/01/03       502,110     494,550
     MI, 1993 Rfdg. Bonds (G.O.- Unlimited                                                       @ 102.000
     Tax) (Financial Guaranty Ins.)

  5  Michigan State Hosp. Fin. Auth., Hosp.    AAA          400,000    5.250        2021         08/15/03       379,004     378,200
     Rev. Rdfg. Bonds (Sisters Of Mercy                                                          @ 102.000
     Hlth. Corp. Obligated Group), 1993
     Ser. P (MBIA Ins.)

  6  State of Michigan, State Trunk Line       AAA          125,000    5.500        2021         10/01/02       125,429     123,769
     Fund Bonds, Ser. 1992 A (MBIA Ins.)                                                         @ 100.000

                                                            375,000    5.500        2021(5)      10/01/02       376,286     382,350
                                                                                                 @ 100.000

  7  The City of Grand Haven, MI, Elec. Sys.   AAA          500,000    5.250        2016         07/01/03       490,220     494,705
     Rev. Rfdg. Bonds, 1993 Ser. (MBIA Ins.)                                                     @ 102.000


                                                          ---------                                           ---------   ---------
                                                        $ 3,085,000                                         $ 3,029,518 $ 3,010,879
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 11.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,590,850)(Note 1) .........                                                 $ 2,547,872
       Accrued interest................................                                                      42,838
       Cash - principal ...............................                                                          29
                                                                                                        -----------
         Total trust property .........................                                                   2,590,739


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     7,553
       Accrued Sponsors' fees .........................                                      1,400            8,953
                                                                                       -----------      -----------


     NET ASSETS, REPRESENTED BY:
       3,065 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,547,901

       Undistributed net investment income ............                                     33,885      $ 2,581,786
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,581,786 / 3,065 units)............                                                 $    842.34
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 12.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   168,493      $   188,299       $   192,585
       Trustee's fees and expenses ............         (4,736)          (4,840)           (5,090)
       Sponsors' fees .........................         (1,702)          (1,547)           (1,415)
                                                   ----------------------------------------------
       Net investment income ..................        162,055          181,912           186,080
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........        (23,417)           4,060
       Unrealized appreciation (depreciation)
         of investments .......................        186,048         (368,857)          141,396
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        162,631         (364,797)          141,396
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   324,686      $  (182,885)      $   327,476
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   162,055      $   181,912       $   186,080
       Realized gain (loss) on
         securities sold or redeemed ..........        (23,417)           4,060
       Unrealized appreciation (depreciation)
         of investments .......................        186,048         (368,857)          141,396
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        324,686         (182,885)          327,476
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (163,887)        (182,094)         (187,176)
       Principal ..............................       (396,947)                            (3,776)
                                                   ----------------------------------------------
       Total distributions ....................       (560,834)        (182,094)         (190,952)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (6,351)          (1,085)
       Redemption amounts - principal .........       (560,416)        (103,518)
                                                   ----------------------------------------------
       Total share transactions ...............       (566,767)        (104,603)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (802,915)        (469,582)          136,524

     NET ASSETS AT BEGINNING OF YEAR ..........      3,384,701        3,854,283         3,717,759
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,581,786      $ 3,384,701       $ 3,854,283
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     48.74      $     49.23       $     49.57
                                                   ==============================================
       Principal distributions during
         year .................................    $    129.00                        $      1.00
                                                   =================                  ===========
       Net asset value at end of
         year .................................    $    842.34      $    921.51       $  1,020.73
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            608              103
       Outstanding at end of year .............          3,065            3,673             3,776
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 14.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 3,065 units at Date of Deposit .....................                                  $ 3,132,523
          Less sales charge ..........................................                                      140,960
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,991,563
          Redemptions of units - net cost of 935 units redeemed
            less redemption amounts (principal).......................                                       41,426
          Realized loss on securities sold or redeemed ...............                                      (28,252)
          Principal distributions ....................................                                     (413,858)
          Net unrealized depreciation of investments..................                                      (42,978)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,547,901
                                                                                                         ===========

    4.    INCOME TAXES

          As of October 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $42,978, of which $1,968 related to appreciated securities and $44,946 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,590,850 at October 31, 2000.


                                     D - 15.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW JERSEY TRUST)(INSURED), DEFINED ASSET FUNDS


     PORTFOLIO
     As of October 31, 2000

                                              Rating of                                          Optional
     Portfolio No. and Title of                Issues      Face                                 Redemption
            Securities                        (1) (4)     Amount     Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Cape May Cnty., NJ, Mun. Utilities        AAA      $   600,000    5.000  %     2016         01/01/03   $   580,446 $   580,140
     Auth., Swr. Rev. Rfdg. Bonds,  Ser.                                                         @ 102.000
     1993-B (Financial Guaranty Ins.)

  2  City of Perth Amboy, Cnty. of             AAA           80,000    5.300        2011         09/01/03        80,342      81,391
     Middlesex,  NJ, Qualified Rfdg. Bonds                                                       @ 102.000
     of 1993, Ser. A  (FSA Ins.)

  3  New Jersey Hlth. Care Fac. Fin. Auth.,    AAA          600,000    5.000        2021         07/01/03       573,984     557,448
     Rev. Bonds, St. Peter's Med. Ctr.                                                           @ 102.000
     Issue, Ser. 1993 F (MBIA Ins.)

  4  New Jersey Hsg. and Mtge. Fin. Agy.,      AAA          175,000    5.350        2015         10/01/03       174,563     174,032
     Home Buyer Rev. Bonds, 1993 Ser. G                                                          @ 102.000
     (MBIA Ins.)

  5  Pequannock, Lincoln Park and Fairfield    AAA           95,000    5.000        2015         12/01/03        91,913      92,832
     Sewarage Auth., NJ, Rev. Rfdg.                                                              @ 102.000
     Bonds, 1993 Ser. E-1 (MBIA Ins.)

  6  The Passaic Valley Water Comm., NJ,       AAA          600,000    5.000        2022         12/15/03       573,402     558,648
     1993 Wtr. Supply Sys. Rev. Rfdg. Bonds,                                                     @ 102.000
     Ser. A (Financial Guaranty Ins.)

  7  The Port Auth. of New York and New        AAA          520,000    5.250        2021         07/15/03       516,200     503,381
     Jersey, Consolidated Bonds,                                                                 @ 101.000
     Eighty-Seventh Ser. 1993
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,670,000                                         $ 2,590,850 $ 2,547,872
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 16.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW YORK TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 4,972,169)(Note 1) .........                                                 $ 4,965,875
       Accrued interest................................                                                      88,912
       Cash - income ..................................                                                         435
       Cash - principal ...............................                                                      24,705
                                                                                                        -----------
         Total trust property .........................                                                   5,079,927


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    26,606
       Accrued Sponsors' fees .........................                                      2,229           28,835
                                                                                       -----------      -----------


     NET ASSETS, REPRESENTED BY:
       5,012 units of fractional undivided
          interest outstanding (Note 3) ...............                                  4,990,580

       Undistributed net investment income ............                                     60,512      $ 5,051,092
                                                                                       -----------      ===========

     UNIT VALUE ($ 5,051,092 / 5,012 units)............                                                 $  1,007.80
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 17.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW YORK TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   285,816      $   314,908       $   346,681
       Trustee's fees and expenses ............         (6,216)          (6,413)           (7,125)
       Sponsors' fees .........................         (2,707)          (2,501)           (2,513)
                                                   ----------------------------------------------
       Net investment income ..................        276,893          305,994           337,043
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........         (7,395)          12,628            42,188
       Unrealized appreciation (depreciation)
         of investments .......................        220,488         (464,803)          245,701
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        213,093         (452,175)          287,889
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   489,986      $  (146,181)      $   624,932
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW YORK TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   276,893      $   305,994       $   337,043
       Realized gain (loss) on
         securities sold or redeemed ..........         (7,395)          12,628            42,188
       Unrealized appreciation (depreciation)
         of investments .......................        220,488         (464,803)          245,701
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        489,986         (146,181)          624,932
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (277,775)        (306,436)         (336,816)
       Principal ..............................        (15,713)                           (37,737)
                                                   ----------------------------------------------
       Total distributions ....................       (293,488)        (306,436)         (374,553)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (8,619)          (2,352)           (9,290)
       Redemption amounts - principal .........       (759,867)        (230,065)         (768,843)
                                                   ----------------------------------------------
       Total share transactions ...............       (768,486)        (232,417)         (778,133)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (571,988)        (685,034)         (527,754)

     NET ASSETS AT BEGINNING OF YEAR ..........      5,623,080        6,308,114         6,835,868
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 5,051,092      $ 5,623,080       $ 6,308,114
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     51.80      $     52.08       $     52.13
                                                   ==============================================
       Principal distributions during
         year .................................    $      2.82                        $      6.15
                                                   =================                  ===========
       Net asset value at end of
         year .................................    $  1,007.80      $    970.84       $  1,048.21
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            780              226               749
       Outstanding at end of year .............          5,012            5,792             6,018
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 19.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW YORK TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 5,012 units at Date of Deposit .....................                                  $ 5,244,657
          Less sales charge ..........................................                                      236,029
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    5,008,628
          Redemptions of units - net cost of 1,988 units redeemed
            less redemption amounts (principal).......................                                       (2,302)
          Realized gain on securities sold or redeemed ...............                                       43,998
          Principal distributions ....................................                                      (53,450)
          Net unrealized depreciation of investments..................                                       (6,294)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 4,990,580
                                                                                                         ===========

    4.    INCOME TAXES

          As of October 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $6,294, of which $32,904 related to appreciated securities and $39,198 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $4,972,169 at October 31, 2000.


                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (NEW YORK TRUST)(INSURED), DEFINED ASSET FUNDS


     PORTFOLIO
     As of October 31, 2000

                                              Rating of                                           Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Dorm. Auth. of the State of New York,     AAA      $   600,000    5.625  %     2012         07/01/02   $   613,225 $   612,576
     Ins. Rev. Bonds, Upstate Comm.                                                              @ 102.000
     Colleges, 1992 A Issues.
     (Connie Lee Ins.)

  2  Dormitory Auth. of the State of New       AAA        1,000,000    5.000        2014         07/01/03       962,530     979,580
     York,  City Univ. Sys. Consolidated                                                         @ 100.000
     Rev. Bonds,  Ser. 1993 F
     (Financial Guaranty Ins.)

  3  New York City, NY, Mun. Fin. Auth.,       AAA          820,000    5.750        2018         06/15/02       842,903     829,004
     Wtr. & Sys. Rev. Bonds, Fiscal                                                              @ 101.500
     1993, Ser. A (AMBAC Ins.)

  4  New York State Thruway Auth.,  Gen.       AAA          545,000    5.750        2019(5)      01/01/02       564,031     564,233
     Rev. Bonds, Ser. A                                                                          @ 102.000
     (Financial Guaranty Ins.)

  5  Power Auth. of the State of New York,     AAA           35,000    5.250        2018(5)      01/01/03        34,760      36,302
     Gen. Purp. Bonds, Ser. 1993 CC                                                              @ 102.000
     (MBIA Ins.)

  6  The Port Auth. of New York and New        AAA        1,000,000    5.250        2021         07/15/03       992,690     968,040
     Jersey, Consolidated Bonds,                                                                 @ 101.000
     Eighty-Seventh Ser. 1993
     (Financial Guaranty Ins.)

  7  Triborough Bridge and Tunnel Auth., NY,   AAA        1,000,000    5.000        2015         01/01/03       962,030     976,140
     Gen. Purpose Rev. Bonds, Ser. 1993 A                                                        @ 100.000
     (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 5,000,000                                         $ 4,972,169 $ 4,965,875
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,877,580)(Note 1) .........                                                 $ 2,857,963
       Accrued interest................................                                                      62,158
       Cash - principal ...............................                                                       7,099
                                                                                                        -----------
         Total trust property .........................                                                   2,927,220


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    22,672
       Accrued Sponsors' fees .........................                                      1,270           23,942
                                                                                       -----------      -----------


     NET ASSETS, REPRESENTED BY:
       2,966 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,865,062

       Undistributed net investment income ............                                     38,216      $ 2,903,278
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,903,278 / 2,966 units)............                                                 $    978.85
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 22.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   162,862      $   171,234       $   202,349
       Trustee's fees and expenses ............         (4,496)          (4,451)           (5,092)
       Sponsors' fees .........................         (1,386)          (1,397)           (1,448)
                                                   ----------------------------------------------
       Net investment income ..................        156,980          165,386           195,809
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........            765           12,682             6,151
       Unrealized appreciation (depreciation)
         of investments .......................        145,069         (307,292)          120,168
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        145,834         (294,610)          126,319
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   302,814      $  (129,224)      $   322,128
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 23.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended October 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   156,980      $   165,386       $   195,809
       Realized gain on
         securities sold or redeemed ..........            765           12,682             6,151
       Unrealized appreciation (depreciation)
         of investments .......................        145,069         (307,292)          120,168
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        302,814         (129,224)          322,128
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (157,128)        (166,061)         (195,805)
       Principal ..............................         (3,626)         (29,881)
                                                   ----------------------------------------------
       Total distributions ....................       (160,754)        (195,942)         (195,805)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,747)          (5,397)           (4,068)
       Redemption amounts - principal .........       (150,093)        (468,291)         (320,148)
                                                   ----------------------------------------------
       Total share transactions ...............       (151,840)        (473,688)         (324,216)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............         (9,780)        (798,854)         (197,893)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,913,058        3,711,912         3,909,805
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,903,278      $ 2,913,058       $ 3,711,912
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     50.90      $     51.24       $     51.83
                                                   ==============================================
       Principal distributions during
         year .................................    $      1.16      $      8.97
                                                   ===================================
       Net asset value at end of
         year .................................    $    978.85      $    931.88       $  1,034.82
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            160              461               316
       Outstanding at end of year .............          2,966            3,126             3,587
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 24.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,966 units at Date of Deposit .....................                                  $ 3,058,123
          Less sales charge ..........................................                                      137,618
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,920,505
          Redemptions of units - net cost of 1,034 units redeemed
            less redemption amounts (principal).......................                                      (16,591)
          Realized gain on securities sold or redeemed ...............                                       17,394
          Principal distributions ....................................                                      (36,629)
          Net unrealized depreciation of investments..................                                      (19,617)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,865,062
                                                                                                         ===========

    4.    INCOME TAXES

          As of October 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $19,617, of which $9,401 related to appreciated securities and $29,018 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,877,580 at October 31, 2000.


                                     D - 25.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (PENNSYLVANIA TRUST)(INSURED), DEFINED ASSET FUNDS


     PORTFOLIO
     As of October 31, 2000

                                              Rating of                                           Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Philadelphia, PA, Water and       AAA      $   600,000    5.250  %     2023         06/15/03   $   582,420 $   572,472
     Wastewater Rev. Bonds, Ser. 1993                                                            @ 102.000
     (MBIA Ins.)

  2  Commonwealth of Pennsylvania, Certs.      AAA          465,000    5.000        2015         07/01/03       439,620     444,926
     of Participation, Ser. 1993 A                                                               @ 102.000
     (AMBAC Ins.)

  3  Norristown Municipal Waste Auth.,         AAA          600,000    5.125        2023         11/15/03       571,320     562,614
     Norristown, Montgomery Cnty., PA, Swr.                                                      @ 102.000
     Rev. Bonds,  Ser. of 1993
     (Financial Guaranty Ins.)

  4  Pennsylvania Intergovernmental Coop.      AAA          215,000    5.625        2023(5)      06/15/03       216,972     221,067
     Auth. Spec. Tax Rev. Bonds  (City of                                                        @ 100.000
     Philadelphia Funding Prog.),
     Ser. 1993 (MBIA Ins.)

  5  Pennsylvania Tpke. Comm., PA Tpke. Rev.   AAA          490,000    5.500        2017         12/01/02       491,989     491,392
     Bonds, Ser. 1992 O                                                                          @ 102.000
     (Financial Guaranty Ins.)

  6  The Philadelphia Mun. Auth., PA, Lease    AAA          260,000    5.625        2018         11/15/03       263,970     261,521
     Rev. Rfdg. Bonds, 1993  Ser. A                                                              @ 102.000
     (Financial Guaranty Ins.)

  7  Wayne Cnty., PA, Hosp. and Hlth. Fac.     AAA          310,000    5.600        2023         07/01/03       311,289     303,971
     Auth., Cnty. Gtd. Hlth. Fac. Rev.                                                           @ 102.000
     Bonds, Ser. of 1993  (Wayne Woodlands
     Manor Proj.) (MBIA Ins)

                                                          ---------                                           ---------   ---------
                                                        $ 2,940,000                                         $ 2,877,580 $ 2,857,963
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 26.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
     (FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND
     PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS


     NOTES TO PORTFOLIOS
     As of October 31, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5) Bonds with an aggregate face amount of $375,000 of the Michigan Trust, $580,000 of the New York Trust and $215,000 of the Pennsylvania Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 27.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--49
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-50245) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14643--1/01

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 2 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--400, 1933 Act File No. 333-53537).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--49
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--49, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 17TH DAY OF JANUARY, 2001.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89009 and
                                            333-39302.

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     DONALD G. KEMPF, JR.
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)